Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2019
Prospectus Date	rr_ProspectusDate	Sep. 16, 2019
KraneShares SSE STAR Market 50 Index ETF (Prospectus Summary) | KraneShares SSE STAR Market 50 Index ETF | KraneShares SSE STAR Market 50 Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KSTR